SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Intangible assets (Details)	Dec. 31, 2025
License | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life	3 years 2 months
License | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life	7 years
Software | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life	3 years
Software | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life	10 years
Others | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life	3 years
Others | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life	15 years